Income tax (Details) - GBP (£)				1 Months Ended	12 Months Ended
	Apr. 01, 2020	Mar. 11, 2020	Apr. 01, 2017	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax rate [Abstract]
Deferred tax asset, unrecognised					£ 30,827,000	£ 20,820,000
Tax credit increase					33,852,000	23,007,000
Unused tax credits [Member]
Tax rate [Abstract]
Deferred tax asset, recognised					£ 2,230,000	£ 1,507,000
UK [Member]
Tax rate [Abstract]
Tax rate	17.00%	19.00%	19.00%	20.00%	19.00%	19.00%	19.00%